Ropes & Gray LLP

2099 Pennsylvania Avenue, N.W.

Washington, D.C. 20006

WRITER’S DIRECT DIAL NUMBER: (202) 626-3909

May 5, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  Artisan Partners Funds, Inc.:  File Nos. 033-88316 and 811-8932

Dear Sir or Madam:

On behalf of Artisan Partners Funds, Inc. (“Artisan Partners Funds”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), Artisan Partners Funds is today filing with the Securities and Exchange Commission (the “Commission”) exhibits containing an XBRL interactive data file relating to the supplement filed with the Commission on May 2, 2016 under Rule 497(e) (SEC Accession No. 0001193125-16-572583) to Artisan Partners Funds’ Prospectus dated February 1, 2016, as supplemented May 2, 2016.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A and Rule 497(e).

If you have any questions concerning this filing, please call me at (202) 626-3909.

Sincerely,

/s/ Nathan Briggs
Nathan Briggs